Financial instruments (Tables)	12 Months Ended
Jun. 30, 2020
Statement [line items]
Summary of foreign currency risk
The carrying amount of the consolidated entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2020	2019	2020	2019
	A$’000	A$’000	A$’000	A$’000
US dollars	272	31	2,196	1,046
Euros	—	—	—	1

	272	31	2,196	1,047

Summary of foreign currency risk sensitivity
If the AUD had strengthened against the USD by

10
%
(2019
:
10
%) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2020	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	245	245	(10%)	(245)	(245)

		245	245		(245)	(245)

	AUD strengthened			AUD weakened
Consolidated - 2019	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	102	102	(10%)	(102)	(102)

Summary of variable interest rate balances
As at the reporting date, the consolidated entity had the following variable interest rate bal
a
nces:

	2020		2019
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash at bank and in hand	0.04%	1,264	0.03%	834
Short term deposits	0.95%	7,500	1.88%	4,600

Net exposure to cash flow interest rate risk		8,764		5,434

Summary of remaining contractual maturities of financial instrument liabilities

2020	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,694	—	—	—	1,694
Accrued payables	—	1,795	—	—	—	1,795
Contingent consideration	—	4,199	—	2,644	—	6,843

Total non-derivatives		7,688	—	2,644	—	10,332

2019	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,049	—	—	—	1,049
Accrued payables	—	714	—	—	—	714
Contingent consideration	—	—	—	5,194	1,394	6,588

Total non-derivatives		1,763	—	5,194	1,394	8,351